Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022 DKK (kr) shares	Mar. 31, 2022 USD ($) shares
Capital Structure and Financial Matters
Equity | $		$ 32,437
Equity | $		$ 26,389
Increase (decrease) in number of shares outstanding	0	0
Increase (decrease) in equity | kr	kr 0
Share capital
Capital Structure and Financial Matters
Equity	23,204	$ 3,755
Equity	kr 23,204	$ 3,755
Ordinary Shares
Capital Structure and Financial Matters
Share capital, shares, beginning of year	23,203,808	23,203,808
Share capital, shares, end of the period	23,203,808	23,203,808